Other Non-current Assets	6 Months Ended
Jun. 30, 2017
Other Non-current Assets
Other Non-current Assets

8Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2017	December 31, 2016
Available for sale securities:
ZIM notes, net	$11,587	—
HMM notes, net	13,595	—
Held to maturity securities:
ZIM notes, net	—	$40,232
HMM notes, net	—	25,651
Equity participation ZIM	—	—
Other assets	4,363	5,274

Total	$29,545	$71,157

Equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, which consist of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes, were obtained after the charter restructuring agreements with ZIM in July 2014. Interest bearing senior unsecured HMM notes consist of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022, which were obtained after the charter restructuring agreements with HMM in July 2016. Both ZIM and HMM notes were classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition. As of December 31, 2016, the Company has recorded an impairment loss on its equity participation in ZIM amounting to $28.7 million, thus reducing its book value to nil and $0.7 million impairment loss on ZIM notes. See Note 8 “Other Non-current Assets” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2016 for further details.

On March 28, 2017, the Company sold $13.0 million principal amount of HMM Loan Notes 1 maturing in July 2024 carried at amortized costs of $8.6 million for gross cash proceeds on sale of $6.2 million, which were received in April 2017. The sale resulted in a loss of $2.4 million, which was recognized in the “Other income/(expenses), net” in the accompanying condensed consolidated statement of income for the six months ended June 30, 2017. The proceeds were used to repay related outstanding debt obligations in April 2017. The sale of these notes resulted in a transfer of all remaining held to maturity HMM and ZIM notes into the available for sale securities at fair value and unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2017 (in thousands):

Description of securities	Amortized cost basis	Fair value	Unrealized loss
ZIM notes	$41,279	$11,587	$29,692
HMM notes	18,010	13,595	4,415

Total	$59,289	$25,182	$34,107

Both ZIM and HMM notes are in a continuous unrealized loss position for less than 12 months. The Company considers the decline in fair value of ZIM and HMM notes as temporary given the short duration of the decline.